Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Other current liabilities [abstract]
Sundry creditors			$ 482		$ 182
Derivative financial instruments			802		384
Total	$ 68		$ 1,284	[2]	$ 566

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1